UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03120

Exact name of registrant as specified in charter:	Delaware Group® Tax-Free Money Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Money Fund® October 31, 2009 Fixed income mutual fund

This semiannual report is for the information of Delaware Tax-Free Money Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund.

The figures in the semiannual report for Delaware Tax-Free Money Fund represent past results, which are not a guarantee of future results. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Tax-Free Money Fund prospectus contains this and other important information about the investment company. Prospectuses for all open-end funds in the Delaware Investments® Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Money Fund® at www.delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Contact information

Investment manager
Delaware Management Company, a series of Delaware Management Business Trust

National distributor
Delaware Distributors, L.P.

Financial intermediary wholesaler
Lincoln Financial Distributors, L.P.

Shareholder servicing, dividend disbursing, and transfer agent
Delaware Service Company, Inc.

Mailing address
2005 Market Street
Philadelphia, PA 19103-7094

Shareholder assistance by phone
800 523-1918, weekdays from 8 a.m. to 7 p.m. Eastern time

For securities dealers and financial institutions representatives only
800 362-7500

Table of contents
Disclosure of Fund expenses	1
Sector allocation	3
Statement of net assets	4
Statement of operations	8
Statements of changes in net assets	9
Financial highlights	10
Notes to financial statements	14
Other Fund information	21
About the organization	25

Views expressed herein are current as of Oct. 31, 2009, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

© 2009 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period May 1, 2009 to October 31, 2009

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2009 to October 31, 2009.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Money Fund®
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/09	10/31/09	Expense Ratio	5/1/09 to 10/31/09*
Actual Fund return
Class A	$1,000.00	$1,001.50	0.53%	$2.67
Consultant Class	1,000.00	1,001.50	0.53%	2.67
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.53	0.53%	$2.70
Consultant Class	1,000.00	1,022.53	0.53%	2.70

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation
Delaware Tax-Free Money Fund®	As of October 31, 2009

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector	Percentage of net assets
Municipal Bonds	14.81%
Electric Revenue Bond	3.93%
Lease Revenue Bond	3.15%
Local General Obligation Bonds	7.73%
Variable Rate Demand Notes	87.69%
Corporate-Backed Revenue Bonds	20.63%
Dedicated Tax	1.56%
Education Revenue Bonds	28.80%
Health Care Revenue Bonds	16.35%
Housing Revenue Bonds	12.57%
Lease Revenue Bond	2.33%
Local General Obligation Bond	3.89%
Water & Sewer Revenue Bond	1.56%
Commercial Paper	3.89%
Total Value of Securities	106.39%
Liabilities Net of Receivables and Other Assets	(6.39%)
Total Net Assets	100.00%

Statement of net assets
Delaware Tax-Free Money Fund®	October 31, 2009 (Unaudited)

	Principal amount	Value
Municipal Bonds – 14.81%
Electric Revenue Bond – 3.93%
San Antonio, Texas Electric & Gas Revenue Refunding
5.00% 2/1/10	$500,000	$505,285
		505,285

Lease Revenue Bond – 3.15%
Washington State Certificates of Participation
(State & Local Agency Related Property)
Series D 3.50% 7/1/10	400,000	405,111
		405,111

Local General Obligation Bonds – 7.73%
Beavercreek, Ohio City School District
Improvement 2.00% 12/1/09	250,000	250,213
Louisville & Jefferson County, Kentucky Metropolitan
Government Refunding Series B 2.00% 12/1/09	500,000	500,446
Schoolcraft, Michigan Community School
District Refunding 2.50% 5/1/10 (SBLF)	240,000	241,542
		992,201
Total Municipal Bonds (cost $1,902,597)		1,902,597

•Variable Rate Demand Notes – 87.69%
Corporate-Backed Revenue Bonds – 20.63%
Allegheny County, Pennsylvania Industrial
Development Authority Revenue (Zoological Society)
Series A 0.30% 6/1/19 (LOC, PNC Bank N.A.)	200,000	200,000
Butler County, Pennsylvania Industrial Development
Authority Revenue Refunding (Wetterau Finance
Co. Project) 0.20% 12/1/14 (LOC, U.S. Bank N.A.)	500,000	500,000
Calcasieu Parish, Louisiana Public Trust Authority
Solid Waste Disposal Revenue (WPT Corp. Project)
0.40% 12/1/27 (AMT) (LOC, Bank of America N.A.)	1,000,000	1,000,000
Greeneville, Tennessee Industrial Development Board
Revenue Refunding (Pet Income Project) 0.30% 5/1/13
(LOC, BNP Paribas)	950,000	950,000
		2,650,000

	Principal amount	Value
•Variable Rate Demand Notes (continued)
Dedicated Tax — 1.56%
New York State Local Government Assistance Series F
0.20% 4/1/25 (LOC, Societe Generale)	$200,000	$200,000
		200,000

Education Revenue Bonds – 28.80%
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Foundation Building Project)
Series C-3 0.25% 1/1/31 (LOC, U.S. Bank N.A.)	200,000	200,000
Houston, Texas Higher Education Finance Revenue
(Rice University Project) Series B 0.20% 5/15/48	600,000	600,000
New York City, New York Industrial Development Agency
Civic Facility Revenue (New York Law School Project)
Series B-2 0.80% 7/1/36 (LOC, Citizens Bank)	1,100,000	1,100,000
Pennsylvania State Higher Educational Facilities Authority
Revenue (Association of Independent Colleges &
Universities) Series G3 2.65% 11/1/20 (LOC, PNC Bank N.A.)	1,800,000	1,800,000
		3,700,000

Health Care Revenue Bonds – 16.35%
Allegheny County, Pennsylvania Hospital Development
Authority Revenue (Children’s Institute of Pittsburgh)
Series B 0.90% 6/1/35 (LOC, Citizens Bank of
Pennsylvania)	1,100,000	1,100,000
Harris County, Texas Cultural Education
Facilities Finance Revenue
(Methodist Hospital) Series C-2 0.18% 12/1/31	200,000	200,000
(Texas Medical Center) Subseries B-1 0.20% 9/1/31
(LOC, JP Morgan Chase Bank)	100,000	100,000
Illinois Health Facilities Authority Revenue
(Revolving Foundation Pooled) Series B 0.25% 8/1/20
(LOC, Bank of America N.A.)	200,000	200,000
Wisconsin State Health & Educational Facilities Authority
Revenue (Jewish Home & Care Center) 0.30% 3/1/36
(LOC, JP Morgan Chase Bank)	500,000	500,000
		2,100,000

Statement of net assets
Delaware Tax-Free Money Fund®

	Principal amount	Value
•Variable Rate Demand Notes (continued)
Housing Revenue Bonds – 12.57%
California Statewide Communities Development
Authority Multifamily Housing Revenue Refunding
(IAC Project) Series W-2 0.25% 9/15/29 (AMT)
(LOC, Wells Fargo Bank N.A.)	$600,000	$600,000
Nevada Housing Division (Multi-Unit Housing – Mesquite
Bluffs Apartments) Series B 0.45% 5/1/28 (AMT)
(LOC, U.S. Bank N.A.)	415,000	415,000
Phoenix, Arizona Industrial Development Authority
Multifamily Housing Revenue Refunding (Sunrise Vista
Apartments) Series A 0.37% 6/1/31 (AMT)
(LOC, Wells Fargo Bank N.A.)	600,000	600,000
		1,615,000

Lease Revenue Bond – 2.33%
Oakland, California Joint Powers Financing Authority
Revenue (Fruitvale Transit Village) Series B
0.23% 7/1/33 (LOC, Citibank N.A.)	300,000	300,000
		300,000

Local General Obligation Bond – 3.89%
New York City, New York Subseries B-3 0.20% 8/15/18
(LOC, JP Morgan Chase Bank)	500,000	500,000
		500,000

Water & Sewer Revenue Bond – 1.56%
California State Department of Water Resources Power
Supply Revenue Series C-9 0.20% 5/1/22
(LOC, Citibank N.A.)	200,000	200,000
		200,000
Total Variable Rate Demand Notes (cost $11,265,000)		11,265,000

Commercial Paper – 3.89%
Education Revenue Bond – 3.89%
Massachusetts Health & Educational Facilities Authority
Revenue 0.30% 11/30/09	500,000	500,000
Total Commercial Paper (cost $500,000)		500,000

Total Value of Securities – 106.39%
(cost $13,667,597)©	$13,667,597
Liabilities Net of Receivables
and Other Assets – (6.39%)z	(821,226)
Net Assets Applicable to 12,853,535
Shares Outstanding – 100.00%	$12,846,371

Net Asset Value – Delaware Tax-Free Money Fund®
Class A ($12,269,301 / 12,276,323 Shares)	$1.00
Net Asset Value – Delaware Tax-Free Money Fund
Consultant Class ($577,070 / 577,212 Shares)	$1.00

Components of Net Assets at October 31, 2009:
Shares of beneficial interest (unlimited authorization – no par)	$12,853,278
Distributions in excess of net investment loss	(245)
Accumulated net realized loss on investments	(6,662)
Total net assets	$12,846,371

•	Variable rate security. The rate shown is the rate as of October 31, 2009.
©	Also the cost for federal income tax purposes.
z	Of this amount, $900,006 represents payable for securities purchased as of October 31, 2009.

Summary of abbreviations:
AMT — Subject to Alternative Minimum Tax
IAC — Irvine Apartment Communities
LOC — Letter of Credit
SBLF — School Bond Loan Fund

See accompanying notes

Statement of operations
Delaware Tax-Free Money Fund®	Six Months Ended October 31, 2009 (Unaudited)

Investment Income:
Interest		$55,152

Expenses:
Management fees	$29,768
Registration fees	23,713
Dividend disbursing and transfer agent fees and expenses	10,181
Legal fees	9,132
Reports and statements to shareholders	6,894
Audit and taxes	5,932
Treasury Insurance Expense	2,698
Accounting and administration expenses	2,646
Pricing fees	1,065
Trustees’ fees	423
Insurance fees	362
Custodian fees	143
Consulting fees	108
Trustees’ expenses	27
Dues and services	23	93,115
Less expenses waived		(57,830)
Total operating expenses		35,285
Net Investment Income		19,867

Net Realized Gain on Investments		316

Net Increase in Net Assets Resulting from Operations		$20,183

See accompanying notes

Statements of changes in net assets
Delaware Tax-Free Money Fund®

	Six Months	Year
	Ended	Ended
	10/31/09	4/30/09
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$19,867	$156,360
Net realized gain on investments	316	—
Net increase in net assets resulting from operations	20,183	156,360

Dividends to Shareholders from:
Net investment income:
Class A	(19,518)	(152,712)
Consultant Class	(855)	(3,621)
	(20,373)	(156,333)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,388,195	11,612,265
Consultant Class	95,801	382,152

Net asset value of shares issued upon reinvestment
of dividends:
Class A	20,002	150,794
Consultant Class	863	3,461
	2,504,861	12,148,672
Cost of shares repurchased:
Class A	(3,634,595)	(14,479,174)
Consultant Class	(81,280)	(210,462)
	(3,715,875)	(14,689,636)
Decrease in net assets derived from capital share transactions	(1,211,014)	(2,540,964)
Net Decrease in Net Assets	(1,211,204)	(2,540,937)

Net Assets:
Beginning of period	14,057,575	16,598,512
End of period (including distributions in excess of net
investment income of $245 and $7, respectively)	$12,846,371	$14,057,575

See accompanying notes

Financial highlights
Delaware Tax-Free Money Fund® Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08	4/30/07	4/30/06	4/30/05
(Unaudited)
$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

0.002	0.009	0.025	0.029	0.021	0.009
0.002	0.009	0.025	0.029	0.021	0.009

(0.002)	(0.009)	(0.025)	(0.029)	(0.021)	(0.009)
(0.002)	(0.009)	(0.025)	(0.029)	(0.021)	(0.009)

$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

0.15%	0.88%	2.55%	2.90%	2.07%	0.94%

$12,269	$13,496	$16,212	$20,924	$23,397	$26,314
0.53%	0.62%	0.70%	0.75%	0.78%	0.72%

1.41%	1.15%	1.01%	0.97%	0.88%	0.85%
0.30%	0.89%	2.55%	2.85%	2.06%	0.92%

(0.58% )	0.36%	2.24%	2.63%	1.96%	0.79%

Financial highlights
Delaware Tax-Free Money Fund® Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly

[1] Ratios have been annualized and total return has not been annualized.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
10/31/09[1]	4/30/09	4/30/08	4/30/07	4/30/06	4/30/05
(Unaudited)
$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.002	0.009	0.025	0.029	0.021	0.009
0.002	0.009	0.025	0.029	0.021	0.009

(0.002)	(0.009)	(0.025)	(0.029)	(0.021)	(0.009)
(0.002)	(0.009)	(0.025)	(0.029)	(0.021)	(0.009)

$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

0.15%	0.88%	2.55%	2.90%	2.07%	0.94%

$577	$562	$387	$571	$568	$606
0.53%	0.62%	0.70%	0.75%	0.78%	0.72%

1.41%	1.15%	1.01%	0.97%	0.88%	0.85%
0.30%	0.89%	2.55%	2.85%	2.06%	0.92%

(0.58% )	0.36%	2.24%	2.63%	1.96%	0.79%

Notes to financial statements
Delaware Tax-Free Money Fund®	October 31, 2009 (Unaudited)

Delaware Group® Tax-Free Money Fund (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Tax-Free Money Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A and Consultant Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek a high level of current income, exempt from federal income tax, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (GAAP) and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended April 30, 2006 – April 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the six months ended October 31, 2009. There was no impact to the financial statements as the Codification requirements are disclosure-only in nature.

Management has evaluated whether any events or transactions occurred subsequent to October 31, 2009 through December 19, 2009, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s financial statements.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective September 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.49% of average daily net assets of the Fund until such time as the waiver is discontinued. Prior to September 1, 2009, DMC had contractually agreed to waive its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses did not exceed 0.69% of average daily net assets. In addition, DMC has agreed to voluntarily waive additional management fees so that the Fund’s annual operating expenses do not exceed 0.49% of the Fund’s average daily net assets. Effective December 4, 2009, DMC has voluntarily agreed to waive its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses do not exceed 0.29% of average daily net assets.

Notes to financial statements
Delaware Tax-Free Money Fund®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board of Trustees (Board) and DMC. These expense waivers may be discontinued at any time because they are voluntary, and apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended October 31, 2009, the Fund was charged $331 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares. Effective June 1, 1990, distribution and service fee payments to DDLP were suspended but may be reinstated in the future. No distribution expenses are paid by Class A shares.

At October 31, 2009, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$(1,385)
Other expenses payable to DMC and affiliates*	(330)
Receivable from DMC under expense limitation agreement	6,244

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended October 31, 2009, the Fund was charged $467 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

The Fund applies the provisions, as amended to date, of Accounting Standards Codification 820 (ASC 820), Fair Value Measurements and Disclosures. ASC 820 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. ASC 820 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the ASC 820 fair value hierarchy levels as of October 31, 2009:

Level 2
Municipal Bonds	$13,667,597

There were no Level 1 or Level 3 securities at the beginning or end of the period.

4. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the six months ended October 31, 2009 and year ended April 30, 2009 was as follows:

	Six Months	Year
	Ended	Ended
	10/31/09*	4/30/09
Tax-exempt income	$20,373	$156,333

*Tax information for the six months ended October 31, 2009 is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

Notes to financial statements
Delaware Tax-Free Money Fund®

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of October 31, 2009, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$12,853,278
Distributions payable	(245)
Realized gain 5/1/09 – 10/31/09	316
Capital loss carryforwards as of 4/30/09	(6,978)
Net assets	$12,846,371

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended October 31, 2009, the Fund recorded the following reclassifications:

Undistributed net investment income	$268
Paid-in capital	(268)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at April 30, 2009 will expire as follows: $6,978 expires in 2016.

For the six months ended October 31, 2009, the Fund had capital gains of $316, which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	10/31//09	4/30/09
Shares sold:
Class A	2,388,195	11,612,265
Consultant Class	95,801	382,152

Shares issued upon reinvestment of dividends:
Class A	20,002	150,783
Consultant Class	864	3,460
	2,504,862	12,148,660
Shares repurchased:
Class A	(3,634,595)	(14,479,174)
Consultant Class	(81,280)	(210,462)
	(3,715,875)	(14,689,636)
Net decrease	(1,211,013)	(2,540,976)

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of October 31, 2009, or at any time during the period then ended.

8. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At October 31, 2009, there were no securities insured by bond insurers.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of October 31, 2009, there were no Rule 144A and/or Section 4(2) securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

Notes to financial statements
Delaware Tax-Free Money Fund®

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Guaranty Program

The Fund participated in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) which expired on September 18, 2009.

The Program was designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applied for and paid a fee to participate in the Program. The Fund did not incur a guarantee event and received no funds from the program.

11. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP, and DSC, will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund has been scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur on or about December 31, 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Other Fund information
(Unaudited)
Delaware Tax-Free Money Fund®

Board Consideration of Delaware Tax-Free Money Fund Investment Advisory Agreement

At a meeting held on May 19-21, 2009 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Tax-Free Money Fund (the “Fund”). In making its decision, the Board considered information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), which included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. Reference was made to information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. In addition, in connection with the Annual Meeting, reports were provided in February 2009 and included independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed and discussed the Lipper reports with counsel to the independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with counsel to the independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board also considered the transfer

Other Fund information
(Unaudited)
Delaware Tax-Free Money Fund®

Board Consideration of Delaware Tax-Free Money Fund Investment Advisory Agreement (continued)

agent and shareholder services provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s high level of service. The Board noted that Management finished upgrading investment accounting functions through outsourcing to improve the quality and lower the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A and Consultant Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/ best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2008. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

Lipper currently compares the Fund’s Consultant Class shares to a peer group that includes no-load money market funds, several of which charge 12b-1 fees and non-12b-1 service fees (“Distribution Expenses”). Management believes that it would be more appropriate to compare the Fund’s Class A shares to a peer group of no-load funds without Distribution Expenses. Accordingly, the Lipper report prepared for this Fund compares the Fund’s Consultant Class shares and Class A shares to two separate Performance Universes consisting of the Fund and all retail money market funds with and without Distribution Expenses, respectively. When comparing the Fund’s Consultant Class shares and Class A shares to the respective Performance Universes, the Lipper report comparison showed that the Fund’s total return for the one-, three- and ten-year periods was in the fourth quartile of the Performance Universe. The report further showed that the Fund’s total return for the five-year period was in the third quartile. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the fact that the Fund’s small size serves to drive up its expense ratio, negatively affecting performance. Management explained efforts to improve the Fund’s expense ratio. The Board also considered the added expense of participating in the U.S. Treasury’s Money Market Fund Guarantee Program. The Board was satisfied that Management was taking effective action to improve Fund performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2008 and, for comparative funds, information as of their respective fiscal year end occurring on or before August 31, 2008. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A and Consultant Class shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for nonmanagement services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

When comparing the Fund’s Consultant Class shares, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. When comparing the Fund’s Class A shares, the expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses, when comparing its Class A shares, were not in line with the Board’s objective. In evaluating the total expenses, the Board considered current fee waivers in place through August 2009 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Other Fund information
(Unaudited)
Delaware Tax-Free Money Fund®

Board Consideration of Delaware Tax-Free Money Fund Investment Advisory Agreement (continued)

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments® Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

It is currently anticipated that Lincoln National Corporation will complete its sale of Delaware Management Holdings, Inc. and its subsidiaries (also known by the marketing name of Delaware Investments) to Macquarie Group on or about December 31, 2009. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Tax-Free Money Fund® are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA

	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Money Fund® shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Money Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® TAX-FREE MONEY FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	January 5, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	January 5, 2010